Submission	Jun. 26, 2025
Submission [Line Items]
Central Index Key	0001144215
Registrant Name	ACUITY INC. (DE)
Registration File Number	333-275184
Form Type	S-3
Submission Type	POSASR
Fee Exhibit Type	EX-FILING FEES